MFA 2021-NQM2 Trust ABS-15G

Exhibit 99.23

							Origination Values																																		Post-Closing Values
Seller Loan ID	Purchaser Loan ID	Origination Date	Original Loan Amount	Value used for LTV calculation	Sales Price	Appraisal Waiver Form	Appraisal Value(s)					BPO Values				AVM Values					Desk Review Values					Field Review Values					Second Field Review Values					2055 Values					BPO Values				AVM Values					Desk Review Values					Field Review Values					Second Field Review Values					2055 Values						Collateral Underwriter Risk Score
							Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Valuation Comments
7121529		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx																																			xxxx	xxxx	xxxx	xxxx	xxxx
7021460	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xxxx
Post Close AVM dated xxxx Value $xxxx Variance -59.53%
Post-close AVM xxxx Value $xxxx Variance -1.83% Confidence Score: 94; New Construction.  Confidence score 50%.;
																																																																						Recd AVM dated xxxx supporting value of xxx
7021488	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	Post Close AVM dated xxxx, Value xxxx Variance +14.33% Confidence Score High (0.1)
Post Close AVM dated xxxx Value xxxx Variance -20.21% Confidence Score 97%
Origination AVM dated xxxx Value xxxx Variance 80.51%; Contract Sales price is xx (Base xx Premium xx, Option $xx) Per Appraiser on Purchase Price vs Value the contract price is not supported by similar adjusted sold comps
Comps 4 and 5 sold as part of a multi parcel xx.   Comp 6 and 7 are listing request by lender for properties outside of subject neighborhood. with both being similar xx with no adjustment made
Pg xx  xx with photos dated xx
Pg xx-xx xxx County Certificate of Occupancy dated xx
Single Family Comparable Rent Schedule  - Estimated Rental $xx for subject; AVM date xxxx supports value of $xx;
																																																																						Confidence Score 97%
7022143	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM Variance 13.92%
Post Close AVM xxxx 8.78%

Subject has 2nd kitchen which is common for area and allowed by the township
Some comps exceed the 1 mile distance for Suburban properties due to the GLA and Room Count plus are not closed within 90 days but rather 6-12 months due to similarity. Comps are considered to be in same market area and some are separated by major highway that has no effect on the market.; Rebuild letter dated xxxx due to zoning due to lot size.
																																																																						Solor System is leased and not used by seller. Was on the house when purchased in xxxx,; CS 82
7022032		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx																																			xxxx	xxxx	xxxx	xxxx	xxxx																					Origination AVM xxxx Value xxxx Variance 14% Post Close AVM xxxx Value $xxxx Variance 8.46% Subject has public water but septic system.
7022180		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx						xxxx	xxxx	xxxx	xxxx	0.0																									xxxx	xxxx	xxxx	xxxx	xxxx																					Origination AVM xxxx Variance -12.11% Post Close AVM xxxx Variance -6.21%
7022301	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.00%	xxxx	xxxx	Origination AVM xxxx $xxxx Variance -7.03%
Post Close AVM xxxx $xxxx Variance -13.26%
Post Close ARR xxxx $xxxx Variance 0%

Pg xxxx 442 dated xxxx with photos of double strapped water heater and smoke detector installed
																																																																						Appraiser stated cost to remove unpermitted bathroom in garage is $xxxx
7122888		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx																																			xxxx	xxxx	xxxx	xxxx	xxxx
7123110		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx						xxxx	xxxx	xxxx	xxxx	0.0																									xxxx	xxxx	xxxx	xxxx	xxxx																					Origination AVM xxxx $xxxx Variance 10.68% Post Close AVM xxxx $xxxx Variance 0.0%
7022668		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx																																			xxxx	xxxx	xxxx	xxxx	xxxx																					Post Close AVM $xxxx Variance .19% Confidence Score 87 ; 5% of building is retail on the first floor Market Rent is $xxxx Smoke detector found at inspection
7123558	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xxxx $xxxx Variance -10.29%
Post Close AVM xxxx $xxxx Variance -11.93% Confidence Score 55
; Market Rent $xxxx
Each unit has a private balcony and a common courtyard
																																																																						Water heater all double strapped with CO2 and smoke detectors located in all units; AVM date xxxx supports value of $xxxx
7021453	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.073	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM $xxxx Variance -14.92%
Origination AVE $xxxxVariance -15.61%
Post Close AVM $xxxxVariance -10.11% Confidence Score 89
Post-close AVM $xxxx Variance 4.2% Confidence Score H(.073)
; Kitchen and bathrooms updated 11 to 15 years ago
Market Rent xxxx
																																																																						Utilities were on, water heater double strapped and smoke/CO2 detectors present
7123527	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xx/xx/xxxx $xxxxx Variance -6.11%
Post Close AVM xx/xx/xxxx $xxxxx Variance -14.54% Confidence Score xxx
; Utilities were on.  Water heater double strapped with both CO2 (plug in type) and smoke detectors present
																																																																						PG xxxxx with photo that CO2 Detector was installed.; AVM date xx/xx/xxx supports value of $xxxx
7023905	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xx/xx/xxxx $xxxx Variance -16.5%
Post Close AVM xx/xx/xxxx $xxxx Variance -29.14% Confidence Score xx
; Kitchen and bathroom remodeled less than 1 year ago. Utilities were on at inspection.
Prior sale sold in a need for updating status and xxx condition.
Subject in in a restricted xxx community
																																																																						; AVM date xx/xx/xxxx supports value of $xxxxx
7024197	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xxxx $xxxx Variance -6.49%
Post Close AVM xxxx $xxxx Variance -2.98% Confidence Score 85

																																																																						; Kitchen not updated but bathrooms done one to five years ago. Utilities were one at inspection. There are 2 bedrooms below grade but does not appear to have a bathoom on lower level along with family room.
7024594		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx						xxxx	xxxx	xxxx		0.0																									xxxx	xxxx	xxxx	xxxx	xxxx																					Origination AVM $xxxx Variance -9.16% Post Close AVM xxxx $xxxx Variance -5.05% Confidence Score 89 ; Kitchen and bathroom updated 6 to 10 years agp Utiites were on at inspection
5002139	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xxxx $xxxx Variance -15.88%
Post Close AVM xxxx $xxxx Variance 2.24% Confidence Score 70

; Subject is legal non conforming due to less than 5 acre lot size. Subject has public electricity and septic
Utilites were on and working
																																																																						CO2/Smoke detectors present
7023451	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xxxx $xxxxVariance 43.08%
Post Close AVM $xxxx Variance 21.64% Confidence Score 21.64
; Kitchen updated 11 years ago while bathrooms updated 6 to 10 years ago. Utilites were on at inspection
Hot water heater double strapped and CO2 detector noted. Subject exceed predominate value due to superior GLA
																																																																						Prior transfer was Turstee Deed from Borrower to Borrower and xxxx Famiy Trust
7024566	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xxxx $xx Variance -91.02%
Post Close AVM xxxx $xx Variance -13.33% Confidence Score 94
; Kitchen and xx updated xx to xx years ago. Complex built in xx
																																																																						Utilites were on at inspection.; AVM xxxx supports value of $xx
7024963	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xxxx $xxxx Variance -15.89%
Post Close AVM xxxx $xxxx Variance -1.3% Confidence Score 93
; Kitchen and bathroom updated one to five years.  Utilities were on at inspection, water heater double strapped and smoke/CO2 detectors present
																																																																						Prior sale was a REO/Auction Sales on xxxx for $xxxx.
7122531	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM $xxxx Variance -37.08%
Post Close AVM $xxxx Variance -8.29% Confidence Score 95
; Kitchen and bathrooms remodeled one to five years ago. Suject as Thermal Windows
Smoke/CO2 detectors present-utilities were on. Subject has a whole house generator
																																																																						Subject is in a 55+ community
7023373	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xxxx $xxxx Variance -0.02%
Origination BPO xxxx $xxxx Variance -2.26%
Post Close AVM xxxx $xxxx Variance -9.9% Confidence Score 89
; Kitchen and bathrooms updated 6 to 10 years ago. Puchase prior below market value due to motivated seller.--Custom Home
Utilties were on at inspection.
																																																																						Water heater double strapped with smoke/CO2 detectors present.
7023892	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xx $xx Variance -12.71%
Origination BPO xx $xxVariance -11.43%
Post Close AVM xx $xx Variance -16.57% Confidence Score 92

; Subject sale in xx was by a xx
No updates in the prior xx years
CO2/Smoke Detectors present with xx double strapped
																																																																						Market Rent xx; AVM date xx supports value of xx
7024008	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM $xx Variance -27.98%
Post Close AVM $xx Variance -32.85%  Confidence Score 50
; xx story high rise xx with x elevators- xx builders model.
Utilities were on at inspection. Smoke/CO2 detectors present
																																																																						PG xx Certificate of Occupancy from City of xx dated xx; AVM date supports value of $xx
7024324		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx						xxxx	xxxx	xxxx	xxxx	0.0																									xxxx	xxxx	xxxx	xxxx	xxxx																					Origination AVM xxxx $xxxx Variance -23.25% Post Close AVM xxxx $xxxx Variance 0.28% Confidence Score 81 ; CS 81
7024608		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx						xxxx	xxxx	xxxx	xxxx	0.0																									xxxx	xxxx	xxxx	xxxx	xxxx																					Origination AVM xxxx $xx v variance -33.26% Post Close AVM xxxx $xx Variance -46.86% Confidence Score 50
7024207	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM $xx Variance 40.11%
Post Close AVM $xx Variance -11.72% Confidence Score 72; Kitchen and bath updated xx to xxx years ago.  Prior sale was a xx sale.
Utilities were on and working. Water heater double strapped.
Smoke/CO2 detectors noted in home.
																																																																						Market Rent is $xx; date supports value of $xx
7124290	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM $xx Variance -41.28%
Post Close AVM $xx Variance -13.65% Confidence Score 81
; Subject is xx non xx. Has xx xx and septic  Utilities were on at inspection.  Water heater at inspection only had one strap, code requires xx
Zoned xxxxxx(xx xx, xx) Does permit xx and xx unit dwelling.  As a permitted use, the existing xx can be rebuilt (xx)
Subject is xx via a dirt and xx xx that appears to be an xx for xx/xx, however, the appraiser was unable to verify with owner. As noted in preliminary title there is deeded xx for xx/xxt herefore not xx parcel.
Easement Deed xx
Comment Addendum xx - xx parcel with xx trees however not an xx producing xx use of parcel. According to owner, not a xx xx.
																																																																						x
7024279		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx						xxxx	xxxx	xxxx	xxxx	0.0																									xxxx	xxxx	xxxx	xxxx	xxxx																					Origination AVM xxxx $xxxx Variance .84% Post Close AVM xxxx $xxxx Variance 15.52% Confidence Score 78
7124064	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Form xx xx xx xx damage has been repaired.
Kitchen and xx updated xx to xx years ago.  Some xx xx damage to xx wall as a result of xx xx Cost to cure $xx
Utilities were on and working at inspection.  subject is in a xx xx xx
																																																																						Operating Income statement shows $xx Operating Income after deduction for xx
7025521		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx																																			xxxx	xxxx	xxxx	xxxx	xxxx
5002214	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xxxx $xxxx Variance -6.45%
Post Close AVM xxxx $xxxx Variance -5.08%  Confidence Score 87
; Subject backs to xxxx which would cause buyer resistance due to traffic noise  Subject is higher than the predominate value but not an over improvement. Good shape with view. Utilities were on at inspection. Both CO2 and Smoke detectors present. Water heater not required to be strapped.
Den appears to be used for Skin care and Teeth whitening which lender acknowledged.
																																																																						Subject has a full basement with bedroom and full bath plus living area and bar area with no stove.
7024720	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM $xxxx Variance -0.66%
Post Close AVM $xxxx Variance 1.79% Confidence Score 95
; Kitchen remodeled one to five years ago. Bathroom updated but no timeframe given.  Utiliites were on an operational.
Subject has both smoke and CO2 detectors present.
																																																																						Market rent is $xxxx per month
7025053	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xxxx $xxxx Variance 21.65%
Post Close AVM xxxx $xxxx Variance -1.79% Confidence score 88
; Kitchen and bath remodeled one to five years ago. Subject has a kitchenette on 2nd level unpermitted. Pictures pg xxxx shows no stove on the 2nd level  Permit provided pg xxxx dated xxxx show that kitchenette be removed due to unpermitted.
Subject backs to a parking lot for a warehouse/factory but no negative influence noted.
Smoke and CO2 detectors present. Water heater double strapped
																																																																						Market rent $xxxx
7025618	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM $xx Variance -32.61%
Post Close AVM $xx Variance -13.42% Confidence Score 94
; Subject was an xx sale. xx/xx/xx Transfer to xx xx for $xx was for xx.  Addition to home conforms to xx. Subject can be xx if xx.
Subject is on xx xx and septic. xx for area.
xx not updated but bathroom updated xx to xx years ago
																																																																						Subject appears xx but is xx minutes from xx; AVM confirms value of $xx
7025695	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM $xx Variance 29.18%
Post Close AVM $xx Variance -11.19% Confidence Score 75x; Subject is located xx miles from xx xx.  Subject can be xx under current xx.
xx updates in the prior xx years. Utilities were on and working at inspection. Smoke and CO2 detectors present, water heater double strapped. xx not finished out
Appraiser noted xx xx through out needed refinishing with cost to xx $xx or less with no adjustments deemed in value given
Market rent is $xx xx (actual rent $xx/month)
																																																																						Property transfer xx $xx xx xxtransfer between xx xxand xx trust.; avm supports value of $xx
7026203	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM $xx Variance -8.45%
Post Close AVM xxxx $xxxx Variance -12.28% Confidence Score 93
; Kitchen and xx updated one to xx years ago. Home ahas smoke detectors
Market Rent $xx per month
																																																																						PG xx 2 CO2 Alarms were purchased and installed xx9x; AVM supports $xx
7025761	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM $xx Variance 0.42%
Post Close AVM $xx Variance -18.45% Confidence Score 74
; Occupancy Affidavit xx - investment
Subject has had xx updates in last xx years.  All utilities were on and operational. CO2 /Smoke Detectors present. Joint Common Water heater not accessible at inspection.
																																																																						Market Rent $xx month; avm supports value of $xx
5002284	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xxxx $xx Variance -46.08%
Post Close AVM xxxx $xx Variance -29.76% Confidence Score 67
; Subject recently xx and xx with xx, high xx windows and xx, new xx plus new xx and wood xx
Utilties were on an operational at inspection. Subject is not an xx for the area eventhough it xx the xx of the neighborhood.
																																																																						Market rent is xx; AVM date xxxx supports value of $xx
7026077		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx						xxxx	xxxx	xxxx	xxxx	0.0																									xxxx	xxxx	xxxx	xxxx	xxxx																					Water heater double strapped xx/xx Post-Close AVM xxxx $xx Confidence score 92, variance -14.26%; avm supports value of $xx
7026215		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx		xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0																									xxxx	xxxx	xxxx	xxxx	xxxx																					Rent Schedule xxxx market $xxxx/month xxxx reflects leaking window and damage to drywall in kitchen repaired, portable spa removed and lot size addressed
7027283		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx						xxxx	xxxx	xxxx	xxxx	0.0																					xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx																					Post Close AVM xxxx $xxxx Confidence Score 81 Variance -19.28%
7026307		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx																																			xxxx	xxxx	xxxx	xxxx	xxxx																					AVM - CA Neighborhood Value Range xxxx $xxxx to $xxxx 1007 xxxx actual rent $xxxx/month market rent $xxxx/month
7026888	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xxxx $xx Variance -6.17%
Post Close AVM xxxx $xx Variance -12.59% Confidence Score 75

; xx and bath remodeled one to xx years ago.  Utilities were on an operational at inspection.  CO2/Smoke detectors present and water heater double strapped.
Subject  is an xx xx that has a finished xx (no value given) There is a full xx in xx with a xx room.
																																																																						Rear xx not xx and in xx. No health and safety issues noted; AVM shows $xx
7027504		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx						xxxx	xxxx	xxxx	xxxx	0.0																					xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx																					Post-Close AVM $xxxx Confidence score 89 Variance -28.60%
5002344	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0	xxxx	xxxx	xxxx	xxxx	xxxx	Origination AVM xxxx $xxxx Variance -4.21%
Post Close AVM xxxx $xxxx Variance 0.69% Confidence Score 75
; Subject purchased in xxxx for $xxxx Kitchen and baths remodeled timeframe unknown.  Utilities were on an operational at inspection. Smoke Detectors present.
																																																																						Subject was remodeled in xxxx per county records. Remodel added family room, laundry room, 2 car garage, master bedroom and bath, nursery and additional bedroom/sewing room. Since purchase built in cabinets and storage added to family area, hot water heater replaces and cast iron plumbing drain pipe under house replaces with pvc/dwv pipe, interior and exterior painting along with new landscaping.
7026458		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx		xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0																									xxxx	xxxx	xxxx	xxxx	xxxx																					Lender review (xxxxx) cut value to $xxxxx approved by KG Private sale ; Post-Close AVM xxxx $xxxx confidence score 77 Variance -21.02%; AVM date xxxx supports value of $xxxx
7027080	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx
Cert of Occupancy xxxx
1007 p xxxx $xxxx/month market rent
Property is zoned for short term rental. The units all have furniture packages. The area is very good for short term rentals due to the location of the theme parks
																																																																						Post-closing AVM xxxx $xxxxConfidence Score 50 Variance -10.09%; The subject is new construction. Utilities were on at time of inspection. Subject construction is completed. All that is needed is carpeting for all rooms and general cleanup. The pool is complete. There is no water in pool.
7027773	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx zoning allows for a wide variety of general commercial used including retail, offices, etc.
Transfer xxxx from xxxx to xxxx
Subject property is Retail with residential.  It consists of a xxxx, xxxx and xxxx.
xxxx apartment subject to state-wide rent control law (AB 1482)
Subject consist of free standing, xxxx story building, on an interior lot.
It is constructed on concrete slab foundation (commercial) and raised foundation (residential). The front of the building is divided into xxxx commercial spaces. The rear of the building is a xxxx bedroom apartment.
The apartment has been totally remodeled/updated including new roof approx 1 yr ago. There are approx xxx open parking spaces.
The original building was constructed in xxxx. Effective age for commercial is xxxx and xxxx for apartment.
Each of the units is leased with time remaining. xxx (xxx) lease xxxx at $xxx/month. xxxx (xxxx) xxxx at $xxxx/month. xxxx was leased xxxx with end date xxxx current rent $xxxx/month.
Total gross annual income is $xxxx.
xxxx - Final indication of value by income approach $xxxx / Sales Comparison approach $xxxx
																																																																						1007 xxxx actual $xxxx/month market $xxxx/month
7028155		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx						xxxx	xxxx	xxxx	xxxx	0.0																									xxxx	xxxx	xxxx	xxxx	xxxx																					AVM date xxx supports value of $xxx
7026238		xxxx	xxxx	xxxx	xxxx		xxxx	xxxx		xxxx		xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.0																									xxxx	xxxx	xxxx	xxxx	xxxx																					Subject backs to commercial property however appears to have no negative affect on value or marketability 1007 xxxx actual $xxxx/ market $xxxx